Transactions With Related Parties	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 8: TRANSACTIONS WITH RELATED PARTIES
Management fees: On November 18, 2014, the Company entered into a Management Agreement with the Manager, a wholly-owned subsidiary of Navios Holdings, pursuant to which the Manager provides commercial and technical management services to Navios Midstream's vessels for a daily fee of $9.5 per VLCC tanker vessel that was originally fixed for the first two years.
In October 2016, Navios Midstream amended its existing Management Agreement with the Manager to extend the fixed fee period for commercial and technical management services of its fleet, until December 31, 2018 at the current rate of $9.5 per day per VLCC. Dry docking expenses are reimbursed at cost for all vessels.
Total management fees for each of the three and six month periods ended June 30, 2017 amounted to $5,187 and $10,317, respectively. Total management fees for each of the three and six month periods ended June 30, 2016 amounted to $5,187 and $10,374, respectively.
General and administrative expenses: On November 18, 2014, Navios Midstream entered into the Administrative Services Agreement with the Manager, expiring on November 18, 2019, pursuant to which the Manager provides certain administrative management services to Navios Midstream which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The Manager is reimbursed for reasonable costs and expenses.
For each of the three and six month periods ended June 30, 2017, the expense arising from the administrative services rendered by the Manager to the Company's vessels amounted to $375 and $750, respectively. For each of the three and six month periods ended June 30, 2016, the expense arising from the administrative services rendered by the Manager to the Company's vessels amounted to $375 and $750, respectively.
Balances due from related parties: Balance due from related parties as of June 30, 2017 and as of December 31, 2016, were $11,369 and $4,864, respectively, and included the current and non-current amounts mainly due from Navios Holdings and Navios Acquisition and its subsidiaries. Amounts due from related parties mainly consisted of special survey and dry docking expenses for certain vessels of our fleet, as well as management fees, in accordance with the Management Agreement and backstop commitment from Navios Acquisition (see paragraph below in current section).
Omnibus agreement: On November 18, 2014, Navios Midstream entered into an omnibus agreement, with Navios Acquisition, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.
Under the omnibus agreement, Navios Midstream and its subsidiaries granted to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition granted a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tanker, refined petroleum product tanker, LPG tanker or chemical tanker under charter for five or more years it might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.
In connection with the Navios Maritime Containers Inc (“Navios Containers”) private placement and listing on the Norwegian over-the-counter market effective June 8, 2017, Navios Midstream entered into an omnibus agreement with Navios Containers, Navios Acquisition, Navios Holdings and Navios Partners, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and Navios Midstream have granted to Navios Containers a right of first refusal over any container vessels to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners and Navios Midstream to compete with Navios Containers under specified circumstances.
Backstop agreements: On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment at a net rate of $35.0 per day for the Nave Celeste, $38.4 per day for the Shinyo Ocean and $38.0 per day for the Shinyo Kannika. The backstop rates apply for a two-year period as of the redelivery of each of the vessels from its original charterer, if the actual rates achieved are below the agreed backstop rates for each of the vessels. For the three and six month periods ended June 30, 2017, backstop revenue amounted to $4,075 and $5,231, respectively ($0 for the respective periods in 2016) and is included in the balance due from related parties (see paragraph above in current section).

General Partner option agreement: Navios Holdings has a ten-year option to purchase a minimum of 25% of the general partner interest held by the general partner, the incentive distribution rights held by the general partner and/or the membership interests in the general partner from Navios Acquisition, each at fair market value. The option expires on November 18, 2024.
Option vessels: Navios Midstream has options expiring on November 18, 2018 to acquire the Buena Suerte, the Nave Neutrino and the Nave Electron from Navios Acquisition.